Derivative Instruments - Summary of Credit Exposure Arising from Derivatives (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Current replacement cost		$ 35,912	$ 32,730
Current replacement cost	[1]	10,278	8,791	[2]
Credit equivalent amount	[3]	30,764	25,750	[2]
Risk-weighted amount		14,189	14,156	[2]
Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Credit equivalent amount	[3]	123	157	[2]
Risk-weighted amount		23	27	[2]
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2,284	4,259	[2]
Credit equivalent amount	[3]	4,583	7,228	[2]
Risk-weighted amount		1,419	2,754	[2]
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2,281	4,259	[2]
Credit equivalent amount	[3]	4,251	6,919	[2]
Risk-weighted amount		1,409	2,745	[2]
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	3
Credit equivalent amount	[3]	332	309	[2]
Risk-weighted amount		10	9	[2]
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2,178	2,218	[2]
Credit equivalent amount	[3]	6,917	7,524	[2]
Risk-weighted amount		2,159	2,208	[2]
Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	5	26	[2]
Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	1,643	909	[2]
Credit equivalent amount	[3]	10,208	7,029	[2]
Risk-weighted amount		1,130	778	[2]
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	333	330	[2]
Credit equivalent amount	[3]	3,910	3,100	[2]
Risk-weighted amount		935	658	[2]
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	1,310	579	[2]
Credit equivalent amount	[3]	6,298	3,929	[2]
Risk-weighted amount		195	120	[2]
Precious metal derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	43	58	[2]
Credit equivalent amount	[3]	181	156	[2]
Risk-weighted amount		90	56	[2]
Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	43	58	[2]
Credit equivalent amount	[3]	128	136	[2]
Risk-weighted amount		88	55	[2]
Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Credit equivalent amount	[3]	53	20	[2]
Risk-weighted amount		2	1	[2]
Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	4,125	1,321	[2]
Credit equivalent amount	[3]	8,752	3,656	[2]
Risk-weighted amount		1,888	918	[2]
Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	4,108	1,318	[2]
Credit equivalent amount	[3]	6,246	2,365	[2]
Risk-weighted amount		1,788	866	[2]
Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	17	3	[2]
Credit equivalent amount	[3]	2,506	1,291	[2]
Risk-weighted amount		100	52	[2]
Non trade exposure related to central counterparties [member]
Disclosure of financial assets [line items]
Risk-weighted amount		306	213	[2]
Common equity tier One CVA charge [member]
Disclosure of financial assets [line items]
Risk-weighted amount		7,174	7,202	[2]
Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	4	16	[2]
Credit equivalent amount	[3]	35	135	[2]
Risk-weighted amount		31	12	[2]
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2,257	4,211	[2]
Credit equivalent amount	[3]	4,182	6,744	[2]
Risk-weighted amount		1,360	2,705	[2]
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	841	839	[2]
Credit equivalent amount	[3]	2,684	2,324	[2]
Risk-weighted amount		751	700	[2]
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	16	23	[2]
Credit equivalent amount	[3]	26	35	[2]
Risk-weighted amount		14	26	[2]
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	158	117	[2]
Credit equivalent amount	[3]	156	182	[2]
Risk-weighted amount		54	65	[2]
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	1,139	1,215	[2]
Credit equivalent amount	[3]	4,027	4,974	[2]
Risk-weighted amount		1,335	1,423	[2]
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	4	9	[2]
Credit equivalent amount	[3]	8	5	[2]
Risk-weighted amount		4	2	[2]
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	40	47	[2]
Credit equivalent amount	[3]	50	44	[2]
Risk-weighted amount		19	20	[2]
Credit default swap contracts - protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	4	16	[2]
Credit equivalent amount	[3]	105	144	[2]
Risk-weighted amount		16	21	[2]
Credit default swap contracts - protection sold [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	1	10	[2]
Credit equivalent amount	[3]	18	13	[2]
Risk-weighted amount		7	6	[2]
Held For Trading For Trading Purpose [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	9,448	7,597	[2]
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2,137	4,000	[2]
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2,134	4,000	[2]
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	3
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	1,579	1,372	[2]
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	1,564	854	[2]
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	254	275	[2]
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	1,310	579	[2]
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	41	58	[2]
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	41	58	[2]
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	4,123	1,296	[2]
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	4,106	1,293	[2]
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	17	3	[2]
Held For Trading For Trading Purpose [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2,116	3,974	[2]
Held For Trading For Trading Purpose [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	452	358	[2]
Held For Trading For Trading Purpose [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	14	17	[2]
Held For Trading For Trading Purpose [member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	144	116	[2]
Held For Trading For Trading Purpose [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	943	851	[2]
Held For Trading For Trading Purpose [member] | Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	4	9	[2]
Held For Trading For Trading Purpose [member] | Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	40	47	[2]
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	4	17	[2]
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	3	7	[2]
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection sold [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	1	10	[2]
Held for Asset Liability Management [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	830	1,194	[2]
Held for Asset Liability Management [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	1	9	[2]
Held for Asset Liability Management [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	147	259	[2]
Held for Asset Liability Management [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	147	259	[2]
Held for Asset Liability Management [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	599	846	[2]
Held for Asset Liability Management [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	79	55	[2]
Held for Asset Liability Management [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	79	55	[2]
Held for Asset Liability Management [member] | Precious metal derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2
Held for Asset Liability Management [member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2
Held for Asset Liability Management [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2	25	[2]
Held for Asset Liability Management [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2	25	[2]
Held for Asset Liability Management [member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	4	16	[2]
Held for Asset Liability Management [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	141	237	[2]
Held for Asset Liability Management [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	389	481	[2]
Held for Asset Liability Management [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	2	6	[2]
Held for Asset Liability Management [member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	14	1	[2]
Held for Asset Liability Management [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	196	364	[2]
Held for Asset Liability Management [member] | Credit default swap contracts - protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	[1]	$ 1	$ 9	[2]

[1]	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
[2]	Effective in the second quarter of 2020, we adopted the IMM approach for CCR for qualifying derivative transactions which impacted the calculation of EAD and risk-weighted assets (RWA). Some derivatives are not eligible for IMM and remain under SA-CCR. Comparative amounts presented have not been restated.
[3]	Under IMM, effective expected positive exposure (EEPE) is used, which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under SA-CCR is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.